Consolidated Balance Sheets - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Cash and due from banks	$ 10,118,000	$ 13,355,000
Interest-bearing deposits with the Federal Reserve Bank and Federal Home Loan Bank	9,696,000	24,165,000
Money market mutual funds	1,000	346,000
Federal funds sold	5,000	724,000
Cash and cash equivalents	19,820,000	38,590,000
Investments in available-for-sale securities (at fair value)	83,805,000	87,449,000
Federal Home Loan Bank stock, at cost	1,801,000	2,196,000
Loans held-for-sale	5,374,000	2,861,000
Loans	286,142,000	279,667,000
Less: allowance for loan losses	2,761,000	2,792,000
Loans, net	283,381,000	276,875,000
Premises and equipment, net	1,460,000	1,618,000
Other real estate owned	105,000
Accrued interest receivable	1,095,000	1,074,000
Bank owned life insurance	7,184,000	6,729,000
Other assets	4,815,000	4,456,000
Total assets	408,840,000	421,848,000
Deposits:
Demand deposits	117,261,000	116,015,000
Savings and NOW deposits	177,158,000	173,500,000
Time deposits	61,646,000	68,989,000
Total deposits	356,065,000	358,504,000
Securities sold under agreements to repurchase	3,921,000	4,390,000
Federal Home Loan Bank advances	17,500,000	30,000,000
Other liabilities	1,882,000	1,558,000
Total liabilities	379,368,000	394,452,000
Stockholders' equity:
Common stock, no par value; authorized 2,000,000 shares; issued and outstanding 898,105 shares and 897,691 shares, respectively, in 2014 and 900,264 shares and 899,850 shares, respectively, in 2013	10,127,000	10,136,000
Retained earnings	10,549,000	10,347,000
Treasury stock, 414 shares at December 31, 2014 and 2013	(7,000)	(7,000)
Unearned compensation - restricted stock awards	(207,000)	(401,000)
Accumulated other comprehensive income (loss)	22,000	(1,655,000)
Total stockholders' equity	29,472,000	27,396,000
Total liabilities and stockholders' equity	408,840,000	421,848,000
Series C Preferred Stock, Senior, Non-Cumulative Perpetual [Member]
Stockholders' equity:
Preferred stock, senior non-cumulative perpetual, Series C, no par; 9,000 shares issued and outstanding at December 31, 2014 and 2013; liquidation value of $1,000 per share	$ 8,988,000	$ 8,976,000